Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	DREYFUS PREMIER INVESTMENT FUNDS INC
Central Index Key	0000881773
Amendment Flag	false
Document Creation Date	Apr. 26, 2013
Document Effective Date	May 01, 2013
Prospectus Date	May 01, 2013
Dreyfus Global Real Estate Securities | Class A
Risk/Return:
Trading Symbol	DRLAX
Dreyfus Global Real Estate Securities | Class C
Risk/Return:
Trading Symbol	DGBCX
Dreyfus Global Real Estate Securities | Class I
Risk/Return:
Trading Symbol	DRLIX
Dreyfus Large Cap Equity | Class A
Risk/Return:
Trading Symbol	DLQAX
Dreyfus Large Cap Equity | Class C
Risk/Return:
Trading Symbol	DEYCX
Dreyfus Large Cap Equity | Class I
Risk/Return:
Trading Symbol	DLQIX
Dreyfus Large Cap Growth Fund | Class A
Risk/Return:
Trading Symbol	DAPAX
Dreyfus Large Cap Growth Fund | Class C
Risk/Return:
Trading Symbol	DGTCX
Dreyfus Large Cap Growth Fund | Class I
Risk/Return:
Trading Symbol	DAPIX